Customers’ Refundable Fees (Tables)	6 Months Ended
Jun. 30, 2025
Customers’ Refundable Fees [Abstract]
Schedule of Customers' Refundable Fees
	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Balance at the beginning of the period	31,554	15,879
Cash received from customers	7,916	16,162
Cash refunded to customers	(1,654)	(446)
Revenue recognized	(5,953)	(10,485)
Balance at the end of the period	31,863	21,110